Label	Element	Value
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AGGRESSIVE STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because the Aggressive Strategy Fund (Fund) incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will seek to generate long-term capital appreciation. The Fund predominantly invests in other SEI funds (including exchange-traded funds (ETFs)), each of which has its own investment goal (the Underlying SEI Funds). The Underlying SEI Funds invest, in turn, in securities and other instruments of various asset classes. Each of the Underlying SEI Funds is managed by one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) under the supervision of SEI Investments Management Corporation (SIMC or the Adviser), or, in certain circumstances, is managed directly by SIMC.

The Fund's assets may be diversified across Underlying SEI equity funds, bond and money market funds, real estate funds and multi-asset funds. The equity funds may consist of a wide range of investment styles that provide investment exposure to U.S. and/or foreign equity securities of companies of various capitalization ranges. The bond funds may consist of a wide range of investment styles that provide exposure to U.S. and/or foreign fixed income securities of varying credit quality (including junk bonds), maturity and duration. The real estate funds provide exposure to the equity securities of real estate companies. The multi-asset funds consist of funds that seek to achieve their investment goals by selecting investments from among a broad range of asset classes. A multi-asset fund may also adjust its allocation among asset classes over short periods of time, and therefore it may provide the Fund with a dynamic investment component. Although a multi-asset fund could consist of equity securities, bonds or real estate securities, it may also provide exposure to additional asset classes, such as commodities.

The Fund's assets are allocated among a variety of Underlying SEI Funds within the following percentage ranges:

Underlying SEI Fund Type	Investment Range (Percentage of the Fund's Assets)
U.S. Equity Funds	30-100%
Multi-Asset Investment Funds	0-60%
International Equity Funds	0-45%
Non-Investment Grade Bond Funds	0-40%
Investment Grade Bond & Money Market Funds	0-25%
Real Estate Funds	0-20%

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This table compares the Fund's average annual total returns to those of a broad-based index and an additional index: the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 15.59% (6/30/2020) Worst Quarter: -19.83% (3/31/2020) The Fund's Class D total return (pre-tax) from January 1, 2023 to June 30, 2023 was 8.31%.
Year to Date Return, Label	rr_YearToDateReturnLabel	Class D total return (pre-tax)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.83%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns to those of a broad-based index and an additional index: the Morgan Stanley Capital International (MSCI) Europe, Australasia and the Far East (EAFE) Index. The foregoing indexes, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money on your investment in the Fund, just as you could with other investments.
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | Equity Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | Fixed Income Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Market Risk — The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Underlying SEI Fund's and, in turn, the Fund's value may fluctuate and/or the Underlying SEI Fund and the Fund may experience increased redemptions from shareholders, which may impact the Underlying SEI Fund's and the Fund's liquidity or force the Underlying SEI Fund and the Fund to sell securities into a declining or illiquid market.
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | Investment Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Company Risk — When the Fund or an Underlying SEI Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund or an Underlying SEI Fund had invested directly in the underlying investments.
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | Asset Allocation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Asset Allocation Risk — The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | Small and Medium Capitalization Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small and Medium Capitalization Risk — Small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | Large Capitalization Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | Commodity Investments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Commodity Investments Risk — Certain Underlying SEI Funds may invest a portion of their assets in a wholly owned subsidiary that is not registered under the Investment Company Act of 1940, as amended, and invests directly in commodities and commodity-related instruments. Other Underlying SEI Funds may have indirect exposure to commodities by investing in commodity-related instruments. Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | Short Sales Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Short Sales Risk — A short sale involves the sale of a security that an Underlying SEI Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales entered into by an Underlying SEI Fund expose the Fund to the risk that the Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying SEI Fund and, therefore, the Fund, that is potentially unlimited. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the share price of an Underlying SEI Fund and, therefore, the Fund. Investment in short sales may also cause an Underlying SEI Fund to incur expenses related to borrowing securities. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | Foreign Investment/Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund or an Underlying SEI Fund to sell such investments at inopportune times, which could result in losses to the Fund or an Underlying SEI Fund.
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk — As a result of the Fund's and certain Underlying SEI Funds' investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund or an Underlying SEI Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risk of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate for these risks, they are sometimes referred to as "high yield bonds," but there is no guarantee that an investment in these securities will result in a high rate of return.
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | U.S. Government Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Underlying SEI Funds invest. Generally, the value of the Underlying SEI Funds' fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by an Underlying SEI Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | Real Estate Industry Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | Exchange-Traded Products Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Exchange-Traded Products Risk — The risks of owning interests of an ETP, such as an ETF or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETP's shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF's investments, which may be emphasized in less liquid markets. By investing in an ETP, the Fund or an Underlying SEI Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund's operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.11%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.42%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.56%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.19%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2003	[1]
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | MSCI EAFE Index Return (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index Return (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.45%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.54%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.67%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.48%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2003	[1]
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | SAAT AGGRESSIVE STRATEGY FUND - CLASS D
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 217
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	670
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,149
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,472
Annual Return 2013	rr_AnnualReturn2013	16.80%
Annual Return 2014	rr_AnnualReturn2014	3.85%
Annual Return 2015	rr_AnnualReturn2015	(4.19%)
Annual Return 2016	rr_AnnualReturn2016	7.70%
Annual Return 2017	rr_AnnualReturn2017	17.97%
Annual Return 2018	rr_AnnualReturn2018	(10.54%)
Annual Return 2019	rr_AnnualReturn2019	21.24%
Annual Return 2020	rr_AnnualReturn2020	10.34%
Annual Return 2021	rr_AnnualReturn2021	11.50%
Annual Return 2022	rr_AnnualReturn2022	(17.57%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(17.57%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.92%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.97%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.50%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2003	[1]
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | SAAT AGGRESSIVE STRATEGY FUND - CLASS D | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.04%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.07%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.65%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.27%	[1]
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | SAAT AGGRESSIVE STRATEGY FUND - CLASS D | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.46%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.22%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.69%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.29%	[1]

[1]	The Fund's Class D Shares commenced operations on March 25, 2011. For periods prior to March 25, 2011, the performance of the Fund's Class F Shares, adjusted for the higher total annual fund operating expenses of the Class D Shares has been used. Returns for Class D Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class D Shares have higher total annual fund operating expenses than Class F Shares.
[2]	Because the Aggressive Strategy Fund (Fund) incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.